Banking Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banking Facilities [Abstract]
Total banking facilities available amount	$ 6,519,000	$ 2,570,000
Utilized the facilities in the amount	$ 2,686,000	$ 2,565,000